Share based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share based compensation
Schedule of the number and weighted average exercise prices of options

		Weighted-	Weighted-
	Number of	average	average grant
	options	exercise price	date fair value
		RMB	RMB
Outstanding as of 1 January 2022	1,270,445	0.007	28.01
Vested during the year (note)	(1,270,445)
Outstanding as of 31 December 2022	—	—	—

Schedule of assumptions used to determine fair value of share options

Risk free interest rate	2.2%
Expected dividend yield	0
Expected volatility	57.87%
Exercise multiples	2.2
Contractual life	10

Schedule of share options outstanding and weighted average remaining contractual life

Share options as of
Grant date	Expiry date	Exercise price	31 December 2024

1 June 2019	31 May 2029	US$0.001	—
Weighted average remaining contractual life of options outstanding at end of period:			Not applicable